Revenue	12 Months Ended
Dec. 31, 2025
Revenue
Revenue

18.   Revenue

18.1 Revenue by nature of service

The Group primarily generates revenue through the provision of services summarized by nature in the table below:

	December 31, 2025	December 31, 2024	December 31, 2023
Software development revenue	467,732	418,802	426,078
Software maintenance revenue	10,609	10,250	11,780
Consulting revenue	8,671	6,899	7,434
Other revenue	2,638	3,010	1,651
Total revenue	489,650	438,961	446,943

18.2 Revenue by industry vertical

The following table sets forth the revenue by industry vertical for the periods indicated:

	December 31, 2025	December 31, 2024	December 31, 2023
By industry vertical
Financial services	176,778	126,576	129,512
Retail and industrial goods	101,724	85,855	54,942
Consumer goods	96,995	95,568	89,847
Technology and telecommunications	47,222	50,569	77,275
Life sciences	39,193	40,334	49,457
Other	27,738	40,059	45,910
Total revenue	489,650	438,961	446,943

18.3 Revenue by country

The table below summarizes revenues by country:

	December 31, 2025	December 31, 2024	December 31, 2023
Brazil	230,670	181,981	185,250
United States of America	212,318	194,478	195,437
Other countries	46,662	62,502	66,256
Total revenue	489,650	438,961	446,943

Revenue by country was determined based on the country in which the sale occurred.

18.4 Revenue by client concentration

Revenue generated from a single external customer (the Group’s top client) represents 11.1% of the Group’s total revenues as of December 31, 2025 (7.6% as of December 31, 2024 and 8.3% as of December 31, 2023).